UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment:              | |; Amendment Number: ____

This  Amendment  (Check  only  one):  | | is a restatement
                                      |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Conus Partners, Inc.

Address: 49 West 38th Street
         11th Floor
         New York, New York 10018


13F File Number: 28-12281

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Andrew Zacks
Title:  Managing Director
Phone:  212-332-7291


Signature, Place and Date of Signing:

 /s/ Andrew Zacks          New York, New York            August 16, 2010
-----------------         -------------------           ----------------
     [Signature]              [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    59

Form 13F Information Table Value Total:   $286,544
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name

                                                    FORM 13F INFORMATION TABLE
                                                       Conus Partners, Inc.
                                                          June 30, 2010


COLUMN 1                        COLUMN 2       COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6     COLUMN 7          COLUMN 8

                                 TITLE                    VALUE      SHRS OR  SH/ PUT/   INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS         CUSIP     (X1000)    PRN AMT  PRN CALL   DISCRETION     MANGRS  SOLE    SHARED  NONE
AEROVIRONMENT INC              COM             008073108    2,806    129,129 SH        SHARED-DEFINED    None          129,129
ALLEGHENY TECHNOLOGIES INC     COM             01741R102    1,326     30,000     PUT   SHARED-DEFINED    None           30,000
ALLIANCE DATA SYSTEMS CORP     COM             018581108    2,381     40,000     PUT   SHARED-DEFINED    None           40,000
ALLIANCE ONE INTL INC          COM             018772103    4,232  1,188,700 SH        SHARED-DEFINED    None        1,188,700
ARCHER DANIELS MIDLAND CO      COM             039483102    5,939    230,000     CALL  SHARED-DEFINED    None          230,000
BANK OF AMERICA CORPORATION    COM             060505104    1,150     80,000     PUT   SHARED-DEFINED    None           80,000
BERKSHIRE HATHAWAY INC DEL     CL B NEW        084670702   13,946    175,000     PUT   SHARED-DEFINED    None          175,000
BIGBAND NETWORKS INC           COM             089750509    1,220    403,900 SH        SHARED-DEFINED    None          403,900
BOEING CO                      COM             097023105    4,393     70,000     PUT   SHARED-DEFINED    None           70,000
BOYD GAMING CORP               COM             103304101      340     40,000     PUT   SHARED-DEFINED    None           40,000
CISCO SYS INC                  COM             17275R102   14,917    700,000     CALL  SHARED-DEFINED    None          700,000
CISCO SYS INC                  COM             17275R102    1,705     80,000 SH        SHARED-DEFINED    None           80,000
CODEXIS INC                    COM             192005106    6,465    738,069 SH        SHARED-DEFINED    None          738,069
CRAWFORD & CO                  CL A            224633206    1,042    425,362 SH        SHARED-DEFINED    None          425,362
CROWN CASTLE INTL CORP         COM             228227104    3,726    100,000     PUT   SHARED-DEFINED    None          100,000
CURIS INC                      COM             231269101      920    662,000 SH        SHARED-DEFINED    None          662,000
DEERE & CO                     COM             244199105    1,670     30,000     PUT   SHARED-DEFINED    None           30,000
DISNEY WALT CO                 COM DISNEY      254687106    3,780    120,000     PUT   SHARED-DEFINED    None          120,000
DURECT CORP                    COM             266605104    4,789  1,970,645 SH        SHARED-DEFINED    None        1,970,645
ENZO BIOCHEM INC               COM             294100102    1,061    260,646 SH        SHARED-DEFINED    None          260,646
EXPRESS SCRIPTS INC            COM             302182100      705     15,000     PUT   SHARED-DEFINED    None           15,000
FREEPORT-MCMORAN COPPER & GO   COM             35671D857    2,365     40,000     PUT   SHARED-DEFINED    None           40,000
GENERAL ELECTRIC CO            COM             369604103    5,624    390,000     PUT   SHARED-DEFINED    None          390,000
GENZYME CORP                   COM             372917104    9,941    195,800     CALL  SHARED-DEFINED    None          195,800
GENZYME CORP                   COM             372917104    2,457     48,400 SH        SHARED-DEFINED    None           48,400
GILEAD SCIENCES INC            COM             375558103   12,855    375,000     CALL  SHARED-DEFINED    None          375,000
GOLDEN MINERALS CO             COM             381119106    2,415    296,278 SH        SHARED-DEFINED    None          296,278
GOLDMAN SACHS GROUP INC        COM             38141G104   65,635    500,000     CALL  SHARED-DEFINED    None          500,000
HESKA CORP                     COM RESTRICTED  42805E207       62    100,000 SH        SHARED-DEFINED    None          100,000
INOVIO PHARMACEUTICALS INC     COM             45773H102      876    858,578 SH        SHARED-DEFINED    None          858,578
INTERNATIONAL BUSINESS MACHS   COM             459200101    4,939     40,000     PUT   SHARED-DEFINED    None           40,000
ISHARES TR INDEX               FTSE XNHUA IDX  464287184    1,761     45,000     PUT   SHARED-DEFINED    None           45,000
ISTAR FINL INC                 COM             45031U101      558    125,200     PUT   SHARED-DEFINED    None          125,200
MASTERCARD INC                 CL A            57636Q104    2,993     15,000     PUT   SHARED-DEFINED    None           15,000
MAXYGEN INC                    COM             577776107   16,079  2,907,622 SH        SHARED-DEFINED    None        2,907,622
MCMORAN EXPLORATION CO         COM             582411104    1,661    149,505 SH        SHARED-DEFINED    None          149,505
MICROSOFT CORP                 COM             594918104    5,753    250,000     CALL  SHARED-DEFINED    None          250,000
MONSANTO CO NEW                COM             61166W101    2,468     53,400 SH        SHARED-DEFINED    None           53,400
OCCAM NETWORKS INC             COM NEW         67457P309    6,903  1,241,635 SH        SHARED-DEFINED    None        1,241,635
PACCAR INC                     COM             693718108    3,987    100,000     PUT   SHARED-DEFINED    None          100,000
PERMA-FIX ENVIRONMENTAL SVCS   COM             714157104    2,451  1,522,632 SH        SHARED-DEFINED    None        1,522,632
PHARMACEUTICAL HLDRS TR        DEPOSITRY RCPT  71712A206    8,937    150,000     CALL  SHARED-DEFINED    None          150,000
PLATINUM GROUP METALS LTD      COM NEW         72765Q205      258    152,000 SH        SHARED-DEFINED    None          152,000
SANOFI AVENTIS                 SPONSORED ADR   80105N105    1,804     60,000     CALL  SHARED-DEFINED    None           60,000
SIMON PPTY GROUP INC NEW       COM             828806109    4,038     50,000     PUT   SHARED-DEFINED    None           50,000
STAGE STORES INC               COM NEW         85254C305    1,241    116,200 SH        SHARED-DEFINED    None          116,200
STARWOOD PPTY TR INC           COM             85571B105    1,300     76,700 SH        SHARED-DEFINED    None           76,700
SYMYX TECHNOLOGIES             COM             87155S108    6,477  1,292,733 SH        SHARED-DEFINED    None        1,292,733
TENET HEALTHCARE CORP          COM             88033G100    2,170    500,000 SH        SHARED-DEFINED    None          500,000
TEVA PHARMACEUTICAL INDS LTD   ADR             881624209    8,256    158,800     CALL  SHARED-DEFINED    None          158,800
TEVA PHARMACEUTICAL INDS LTD   ADR             881624209    1,820     35,000 SH        SHARED-DEFINED    None           35,000
TEXAS INSTRS INC               COM             882508104      768     33,000 SH        SHARED-DEFINED    None           33,000
THERAGENICS CORP               COM             883375107    3,822  3,323,400 SH        SHARED-DEFINED    None        3,323,400
UBS AG                         SHS NEW         H89231338    1,983    150,000     PUT   SHARED-DEFINED    None          150,000
ULTRATECH INC                  COM             904034105    2,004    123,200     CALL  SHARED-DEFINED    None          123,200
VISA INC                       COM CL A        92826C839    2,123     30,000     PUT   SHARED-DEFINED    None           30,000
WELLS FARGO & CO NEW           COM             949746101    2,048     80,000     PUT   SHARED-DEFINED    None           80,000
YAHOO INC                      COM             984332106    4,988    360,400     CALL  SHARED-DEFINED    None          360,400
YAHOO INC                      COM             984332106    2,214    160,000 SH        SHARED-DEFINED    None          160,000



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